18 Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Trade payables	£ 337	£ 725	£ 286
Other payables	26	13
Accruals	768	1,765	1,025
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,131	2,503	1,311
Tax and social security	31	86	347
Deferred revenue and government grants	68	1,905	445
Total trade and other payables	£ 1,230	£ 4,494	£ 2,103